[MHM, June 30, 2009]
[Translation]

SEMI-ANNUAL REPORT

(During the Fifteenth Term)
	From:	October 1, 2008
	To:	March 31, 2009

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2009

Accounting Period:	During the 15th term (from October 1, 2008 to
March 31, 2009)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Charles E. Porter
of Representative:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

		(as of the end of April 30, 2009)

	Name of country	Total	Investment Ratio
Types of Assets		U.S. Dollars	(%)

Mortgage-Backed SecuritiesUnited States		641,670,456	43.32
	United Kingdom	3,378,289	0.23
	Ireland	568,180	0.04

Sub-total		645,616,925	43.58%

U.S. Government and
Agency Mortgage			28.38%
Obligations	United States	420,362,257

Corporate Bonds and			18.35
Notes	United States	271,804,026
	Russia	45,305,680	3.06
	Canada	12,485,158	0.84
	France	6,128,815	0.41
	Mexico	5,981,553	0.40
	United Kingdom	5,521,573	0.37
	Brazil	4,271,944	0.29
	Trinidad	1,653,053	0.11
	Bermuda	1,188,000	0.08
	Sweden	875,345	0.06
	Denmark	869,903	0.06
	Germany	837,147	0.06
	Ireland	818,800	0.06
	Jamaica	793,875	0.05
	Netherlands	566,400	0.04
	Singapore	364,800	0.02
	Cayman Islands	810	0.00

Sub-total		359,466,882	24.27%

Asset-Backed Securities	United States	143,721,702	9.70
	Cayman Islands	1,088,499	0.07
	United Kingdom	153,304	0.01

Sub-total		144,963,505	9.79%

Foreign Government Bonds
and Notes	Japan	47,247,928	3.19
	Argentina	15,459,051	1.04
	Colombia	8,743,318	0.59
	Indonesia	8,288,935	0.56
	Turkey	6,646,002	0.45
	Peru	5,939,333	0.40
	Venezuela	5,396,161	0.36
	Brazil	4,576,027	0.31
	Ecuador	2,983,217	0.20
	Russia	2,598,395	0.18
	Ukraine	2,429,700	0.16
	Canada	1,632,712	0.11
	Israel	538,519	0.04
	Mexico	270,563	0.02

Sub-total		112,749,861	7.61%

Senior Loans	United States	100,622,610	6.79
	Bermuda	3,921,359	0.26
	Singapore	2,675,013	0.18
	Netherlands	910,372	0.06
	Canada	827,572	0.06
	Norway	493,350	0.03

Sub-total		109,450,276	7.39%

Purchased Options	United States	47,568,634	3.21%

Convertible Bonds and
Notes	United States	1,936,750	0.13%

Short-Term Investments	United States	176,265,070	11.90%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		-537,070,766	-36.26%

Total

(Net Asset Value)		1,481,309,394	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=¥97.78 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2009). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2009 is as follows:

Class C Shares
	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2008 end of May	128,768	12,591	9.32	(9.37)	911.31	(916.20)
June	125,620	12,283	8.98	(9.03)	878.06	(882.95)
July	124,148	12,139	8.82	(8.87)	862.42	(867.31)
August	121,626	11,893	8.66	(8.71)	846.77	(851.66)
September	115,325	11,276	8.03	(8.08)	785.17	(790.06)
October	98,172	9,599	6.94	(6.99)	678.59	(683.48)
November	76,916	7,521	5.45	(5.50)	532.90	(537.79)
December	81,347	7,954	5.75	(5.80)	562.24	(567.12)
2009 end of January	87,812	8,586	5.89	(5.94)	575.92	(580.81)
February	92,384	9,033	5.82	(5.87)	569.08	(573.97)
March	98,530	9,634	5.83	(5.88)	570.06	(574.95)
April	118,975	11,633	6.30	(6.35)	616.01	(620.90)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares
	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2008 end of May	638,868	62,469	9.30	(9.36)	909.35	(915.22)
June	610,000	59,646	8.97	(9.03)	877.09	(882.95)
July	585,677	57,267	8.81	(8.87)	861.44	(867.31)
August	566,614	55,404	8.65	(8.71)	845.80	(851.66)
September	514,664	50,324	8.02	(8.08)	784.20	(790.06)
October	436,822	42,712	6.93	(6.99)	677.62	(683.48)
November	340,163	33,261	5.45	(5.51)	532.90	(538.77)
December	354,333	34,647	5.74	(5.80)	561.26	(567.12)
2009 end of January	360,595	35,259	5.88	(5.94)	574.95	(580.81)
February	354,320	34,645	5.81	(5.87)	568.10	(573.97)
March	352,889	34,505	5.83	(5.89)	570.06	(575.92)
April	379,717	37,129	6.29	(6.35)	615.04	(620.90)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents

NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid
Record of distributions paid from May 2008 to April 2009 are as follows:

Class C Shares
	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2008 end of May	0.051	4.99	9.29
June	0.051	4.99	9.03
July	0.051	4.99	8.87
August	0.052	5.08	8.64
September	0.051	4.99	8.37
October	0.053	5.18	7.51
November	0.053	5.18	6.43
December	0.053	5.18	5.43
2009 end of January	0.054	5.28	5.88
February	0.053	5.18	5.90
March	0.054	5.28	5.64
April	0.053	5.18	5.91

Class M Shares
	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2008 end of May	0.055	5.38	9.26
June	0.055	5.38	9.00
July	0.055	5.38	8.85
August	0.055	5.38	8.62
September	0.055	5.38	8.36
October	0.056	5.48	7.50
November	0.056	5.48	6.42
December	0.056	5.48	5.43
2009 end of January	0.056	5.48	5.87
February	0.056	5.48	5.89
March	0.056	5.48	5.64
April	0.056	5.48	5.91

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/08-4/30/09	-26.17%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on April 30, 2008 and Ending NAV means net asset value per share on April 30, 2009.

Class M Shares

Annual Return

5/1/08-4/30/09	-25.73%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100
“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on April 30, 2008 and Ending NAV means net asset value per share on April 30, 2009.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2009 are as follows:

Class C Shares
	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2008	10,594,413	5,337,213	18,883,835
To: April 30, 2009	(0)	(623,970)	(2,546,650)

Class M Shares
	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2008	573,612	9,532,446	60,325,509
To: April 30, 2009	(30,040)	(8,517,950)	(58,517,040)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "(   )" represent those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2009).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of April, 2009):
$42,675,442*

2. Amount of member’s equity:

Year	Member’s Equity
End of 2004+	-$9,155,466
End of 2005	$73,231,356

End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$66,637,620

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2009, Investment Management Company managed, advised, and/or administered the following 100 funds and fund portfolios (having an aggregate net asset value of over $51.7 billion):

		(As of the end of April, 2009)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	5	$2,188.08

	Open End Type Balanced Fund	13	$12,998.13
U.S.A.
	Open End Type Bond Fund	34	$18,238.87

	Open End Type Equity Fund	48*	$18,305.70

	Total	100	$51,730.78

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]